Fair value measurement (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets and liabilities measured at fair value on a nonrecurring basis [Line Items]
Impairment charges recorded in connection with the investment	¥ 34,629	¥ 165,197	¥ 86,618